Provisions - Details of other provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Other provisions
Other provisions	$ 465	$ 1,151
Staff benefits provisions
Other provisions
Other provisions	$ 408	364
Expected pay out period of provision	3 years
Other provisions
Other provisions
Other provisions	$ 57	$ 63